S-K 1604(a)(3) De-SPAC Forepart, Compensation	Aug. 22, 2025 shares
Spring Valley Acquisition Sponsor II, LLC [Member] | New Eagle Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	3,100,000
Spring Valley Acquisition Sponsor II, LLC [Member] | New Eagle Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	8,500,000
NRA Investors [Member] | New Eagle Common Stock [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares	691,666